UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550
         Chicago, IL  60601

13F File Number:  028-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

 /s/    Glenn Kleczka     Chicago, IL     October 26, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    58

Form 13F Information Table Value Total:    $110,611 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102     1672   370799 SH       SOLE                   254929        0   115870
AMERICAN EQTY INVT LIFE HLD    COM              025676206     2386   272710 SH       SOLE                   186628        0    86082
APOLLO COML REAL EST FIN INC   COM              03762U105     2732   207410 SH       SOLE                   141920        0    65490
ARES CAP CORP                  COM              04010L103     3634   263920 SH       SOLE                   183970        0    79950
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     2250   136430 SH       SOLE                    93820        0    42610
AVISTA CORP                    COM              05379B107     3169   132870 SH       SOLE                    90950        0    41920
AVNET INC                      COM              053807103     1639    62860 SH       SOLE                    43080        0    19780
BE AEROSPACE INC               COM              073302101     1209    36513 SH       SOLE                    25496        0    11017
BEBE STORES INC                COM              075571109     1357   201900 SH       SOLE                   137810        0    64090
BELDEN INC                     COM              077454106     1393    54020 SH       SOLE                    36970        0    17050
BIO RAD LABS INC               CL A             090572207     2385    26280 SH       SOLE                    17990        0     8290
BRINKER INTL INC               COM              109641100     2024    96754 SH       SOLE                    66595        0    30159
CHRISTOPHER & BANKS CORP       COM              171046105      896   253786 SH       SOLE                   173116        0    80670
CINEMARK HOLDINGS INC          COM              17243V102     1575    83440 SH       SOLE                    57320        0    26120
CMS ENERGY CORP                COM              125896100     3081   155660 SH       SOLE                   106580        0    49080
COLUMBUS MCKINNON CORP N Y     COM              199333105      803    73300 SH       SOLE                    49980        0    23320
COMSTOCK RES INC               COM NEW          205768203     1923   124380 SH       SOLE                    85110        0    39270
COUSINS PPTYS INC              COM              222795106     2150   367494 SH       SOLE                   251140        0   116354
CROWN HOLDINGS INC             COM              228368106     3417   111625 SH       SOLE                    76395        0    35230
DEAN FOODS CO NEW              COM              242370104     1002   112920 SH       SOLE                    76850        0    36070
DELUXE CORP                    COM              248019101     2165   116392 SH       SOLE                    79640        0    36752
ENPRO INDS INC                 COM              29355X107     1586    53450 SH       SOLE                    36730        0    16720
FLEXTRONICS INTL LTD           ORD              Y2573F102     2931   520679 SH       SOLE                   356476        0   164203
FOREST OIL CORP                COM PAR $0.01    346091705     1997   138689 SH       SOLE                    94939        0    43750
FREIGHTCAR AMER INC            COM              357023100     1799   124840 SH       SOLE                    85340        0    39500
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     1725    74342 SH       SOLE                    51163        0    23179
HAIN CELESTIAL GROUP INC       COM              405217100     1437    47040 SH       SOLE                    32310        0    14730
HANCOCK HLDG CO                COM              410120109     2499    93220 SH       SOLE                    63810        0    29410
HUDSON PAC PPTYS INC           COM              444097109     1618   139140 SH       SOLE                    95094        0    44046
INVESCO MORTGAGE CAPITAL INC   COM              46131b100     1145    81030 SH       SOLE                    57230        0    23800
JONES GROUP INC                COM              48020T101     1527   165780 SH       SOLE                   113670        0    52110
KELLY SVCS INC                 CL A             488152208     1541   135170 SH       SOLE                    92940        0    42230
LITTELFUSE INC                 COM              537008104     2282    56761 SH       SOLE                    38819        0    17942
LONE PINE RES INC              COM              54222A106      561    84938 SH       SOLE                    58146        0    26792
LOUISIANA PAC CORP             COM              546347105      876   171770 SH       SOLE                   117990        0    53780
MATRIX SVC CO                  COM              576853105     1513   177814 SH       SOLE                   121954        0    55860
MB FINANCIAL INC NEW           COM              55264U108     1256    85350 SH       SOLE                    58480        0    26870
MEADOWBROOK INS GROUP INC      COM              58319P108     2656   298090 SH       SOLE                   204050        0    94040
MEADWESTVACO CORP              COM              583334107     1878    76471 SH       SOLE                    52604        0    23867
MEREDITH CORP                  COM              589433101     1741    76899 SH       SOLE                    52662        0    24237
MFA FINANCIAL INC              COM              55272X102     1232   175564 SH       SOLE                   120204        0    55360
NATIONAL PENN BANCSHARES INC   COM              637138108     2250   321017 SH       SOLE                   219425        0   101592
NEWELL RUBBERMAID INC          COM              651229106     1947   164066 SH       SOLE                   112576        0    51490
OLD NATL BANCORP IND           COM              680033107     2347   251810 SH       SOLE                   172300        0    79510
OMNICARE INC                   COM              681904108     1739    68380 SH       SOLE                    46820        0    21560
PAR PHARMACEUTICAL COS INC     COM              69888P106     1455    54670 SH       SOLE                    37430        0    17240
PATTERSON UTI ENERGY INC       COM              703481101     1275    73510 SH       SOLE                    50320        0    23190
PEBBLEBROOK HOTEL TR           COM              70509V100     1284    82030 SH       SOLE                    56150        0    25880
PHARMACEUTICAL PROD DEV INC    COM              717124101     2837   110550 SH       SOLE                    75680        0    34870
PORTLAND GEN ELEC CO           COM NEW          736508847     2387   100780 SH       SOLE                    69250        0    31530
PRIVATEBANCORP INC             COM              742962103     1093   145380 SH       SOLE                    99540        0    45840
PULTE GROUP INC                COM              745867101      782   198070 SH       SOLE                   136020        0    62050
REGAL BELOIT CORP              COM              758750103     1965    43290 SH       SOLE                    29550        0    13740
REGAL ENTMT GROUP              CL A             758766109     2128   181250 SH       SOLE                   124100        0    57150
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     1722   107990 SH       SOLE                    74240        0    33750
STAGE STORES INC               COM NEW          85254C305     2758   198820 SH       SOLE                   136060        0    62760
TECH DATA CORP                 COM              878237106     3463    80110 SH       SOLE                    54810        0    25300
TOWER GROUP INC                COM              891777104     2517   110103 SH       SOLE                    75373        0    34730